Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from contracts with customers
Schedule of detailed information of revenue from contracts with customers

	2022	2021	2020
National sales
Mid–distillates (1)	39,182,510	17,140,327	8,860,588
Gasoline and turbo fuels (1)	27,620,199	15,475,370	6,768,046
Natural gas (2)	4,162,876	3,200,069	2,845,155
Services	3,601,681	3,065,988	2,859,559
Electric power transmission services (3)	2,595,505	728,467	—
Plastic and rubber	1,568,816	1,642,035	865,204
LPG and propane	1,094,332	926,231	375,775
Asphalts	897,200	611,051	526,100
Fuel gas service	860,102	734,666	671,570
Crude oil	375,790	193,476	230,520
Roads and Construction Services (3)	355,737	107,179	—
Aromatics	343,792	247,387	155,740
Polyethylene	302,630	320,466	138,035
Fuel oil	9,213	23,799	37,001
Other income gas contracts	1,940	2,879	32,190
Other products	679,183	402,828	322,232
Cash flow hedges (4)	—	(8)	—
	83,651,506	44,822,210	24,687,715
Foreign sales
Crude oil (2)	56,651,753	34,868,421	20,086,173
Electric power transmission services (3)	5,114,783	1,827,622	—
Roads and Construction Services (3)	4,676,822	1,241,144	—
Fuel oil	4,348,312	2,288,977	1,044,811
Diesel	2,324,861	3,867,937	3,164,068
Plastic and rubber	2,036,201	2,092,379	1,302,131
LPG and propane	339,837	116,960	18,943
Natural gas	254,054	71,529	17,231
Gasoline and turbo fuels	157,685	—	179,257
Cash flow hedges (4)	(1,578,246)	(349,884)	(857,347)
Other products (5)	1,633,510	1,033,909	580,411
	75,959,572	47,058,994	25,535,678
	159,611,078	91,881,204	50,223,393
(1)

Corresponds to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). As of December 31, 2022, the value recognized by price differential corresponds to $36,532,743 (2021 $11,335,453; 2020 ($142,723)).

(2)

With the implementation of the IAS 16 Amendment on the management of the sale of products obtained in the project stage or extensive tests mandatory as of January 1, 2022, Ecopetrol Business Group recognizes as of that date, the income received from the product of the sale of hydrocarbons in the stage prior to their declaration of commerciality of the oil fields. The cost related to these revenues is disclosed in Note 26 – Cost of sales. As of December 2022, the value recognized for extensive tests is as follows: natural gas for national sales $44,962 and crude oil for foreign sales $141,242.

(3)	Corresponds to the revenue related to the electric power transmission contracts and toll roads concessions of Interconexión Eléctrica S.A. E.S.P. See Note 4.17 – Revenue from contracts with customers.
(4)

Includes accumulated as of December 31 the result of i) hedges for future exports (Note 30.3) for ($1,143,287) (2021: ($249,978); 2020: ($193,374)) and ii) operations with derivative financial instruments for ($434,959) (2021: ($99,914); 2020: ($663,973)).

(5)	Includes revenue from telecommunications services provided by Interconexión Eléctrica S.A. E.S.P. and the sale of diesel, asphalt, and other products.

Schedule of sales by geographic areas

	2022	%	2021	%	2020	%
Colombia	83,651,506	52.4%	44,822,210	48.8%	24,687,715	49.2%
Asia	22,547,997	14.1%	20,355,063	22.2%	9,497,498	18.9%
United States	27,120,783	17.0%	16,025,083	17.4%	11,365,218	22.6%
South America and others	13,609,587	8.5%	5,727,355	6.2%	1,296,370	2.6%
Central America and the Caribbean	9,841,202	6.2%	3,503,618	3.8%	2,581,644	5.1%
Europe	2,840,003	1.8%	1,447,875	1.6%	794,948	1.6%
	159,611,078	100%	91,881,204	100%	50,223,393	100%